Schedule of Investments (unaudited) April 30, 2021	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.4%
BYD Co. Ltd., Class H	4,159,500	$85,847,912
Geely Automobile Holdings Ltd.	27,825,000	72,188,049
Great Wall Motor Co. Ltd., Class H(a)	16,313,000	40,368,471

		198,404,432

Banks — 20.1%
Agricultural Bank of China Ltd., Class H	161,782,000	62,906,022
Bank of China Ltd., Class H	400,547,000	159,355,496
Bank of Communications Co. Ltd., Class H	38,295,200	24,505,062
China CITIC Bank Corp. Ltd., Class H	49,016,000	25,685,461
China Construction Bank Corp., Class H	305,499,320	241,902,550
China Everbright Bank Co. Ltd., Class H	16,304,000	6,822,328
China Merchants Bank Co. Ltd., Class H	19,876,438	160,329,972
China Minsheng Banking Corp. Ltd., Class H	33,542,100	17,231,307
Industrial & Commercial Bank of China Ltd., Class H	264,948,995	172,610,764
Postal Savings Bank of China Co. Ltd., Class H(b)	49,309,000	32,124,161

		903,473,123

Beverages — 1.5%
China Resources Beer Holdings Co. Ltd.	8,278,000	66,879,687

Capital Markets — 1.4%
China International Capital Corp. Ltd., Class H(b)(c)	7,776,400	19,544,001
China Merchants Securities Co. Ltd., Class H(b)	6,244,800	8,747,874
CITIC Securities Co. Ltd., Class H	11,991,000	28,932,108
CSC Financial Co. Ltd., Class H(b)	4,764,000	5,563,321

		62,787,304

Construction Materials — 0.8%
Anhui Conch Cement Co. Ltd., Class H	6,226,500	37,237,867

Diversified Consumer Services — 2.7%
New Oriental Education & Technology Group Inc.(a)(c)	7,682,200	119,285,594

Diversified Telecommunication Services — 0.8%
China Tower Corp. Ltd., Class H(b)	245,588,000	35,414,429

Entertainment — 4.0%
NetEase Inc.	7,951,300	179,360,714

Health Care Technology — 1.7%
Alibaba Health Information Technology Ltd.(c)	24,772,000	75,590,027

Hotels, Restaurants & Leisure — 0.7%
Haidilao International Holding Ltd.(a)(b)	4,826,000	31,285,412

Household Durables — 1.0%
Haier Smart Home Co. Ltd., Class H(c)	10,044,800	43,454,590

Insurance — 7.2%
China Life Insurance Co. Ltd., Class H	39,164,000	79,771,655
China Pacific Insurance Group Co. Ltd., Class H	13,582,800	49,141,760
People’s Insurance Co. Group of China Ltd. (The), Class H	43,167,000	14,783,886
Ping An Insurance Group Co. of China Ltd., Class H	16,558,500	181,108,760

		324,806,061

Interactive Media & Services — 10.2%
Kuaishou Technology(b)(c)	1,410,300	47,755,383
Tencent Holdings Ltd.	5,109,100	409,814,700

		457,570,083

Internet & Direct Marketing Retail — 23.1%
Alibaba Group Holding Ltd.(c)	14,228,500	412,189,305
JD Health International Inc.(b)(c)	1,026,800	15,996,549

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
JD.com Inc., Class A(c)	5,751,350	$221,261,307
Meituan, Class B(b)(c)	10,155,400	389,644,347

		1,039,091,508

Life Sciences Tools & Services — 5.3%
WuXi AppTec Co. Ltd., Class H(b)	1,398,260	33,071,369
Wuxi Biologics Cayman Inc., New(b)(c)	14,655,000	206,611,754

		239,683,123

Metals & Mining — 1.0%
Zijin Mining Group Co. Ltd., Class H	30,194,000	42,529,772

Oil, Gas & Consumable Fuels — 3.2%
China Petroleum & Chemical Corp., Class H	134,280,600	66,908,196
China Shenhua Energy Co. Ltd., Class H	17,887,000	37,308,484
PetroChina Co. Ltd., Class H	109,514,000	39,903,516

		144,120,196

Pharmaceuticals — 0.5%
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	5,052,000	21,822,824

Real Estate Management & Development — 5.1%
China Evergrande Group(a)	12,642,000	21,420,360
China Resources Land Ltd.	14,487,333	67,989,376
China Vanke Co. Ltd., Class H	9,965,900	34,901,212
Country Garden Holdings Co. Ltd.	39,091,000	46,555,779
Longfor Group Holdings Ltd.(b)	9,645,500	60,169,113

		231,035,840

Textiles, Apparel & Luxury Goods — 4.3%
ANTA Sports Products Ltd.	5,936,000	106,616,195
Shenzhou International Group Holdings Ltd.	3,976,600	87,449,002

		194,065,197

Tobacco — 0.8%
Smoore International Holdings Ltd.(b)(c)	4,811,000	34,099,480

Total Common Stocks — 99.8% (Cost: $4,191,292,117)		4,481,997,263

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	21,032,214	21,042,731
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	8,270,000	8,270,000

		29,312,731

Total Short-Term Investments — 0.7% (Cost: $29,296,496)		29,312,731

Total Investments in Securities — 100.5% (Cost: $4,220,588,613)		4,511,309,994

Other Assets, Less Liabilities — (0.5)%		(21,439,395)

Net Assets — 100.0%		$4,489,870,599

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$118,923,752	$—		$(97,836,433	)(a)	$7,030	$(51,618)	$21,042,731	21,032,214	$356,744	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	3,650,000	4,620,000	(a)	—		—	—	8,270,000	8,270,000	2,183		—

						$7,030	$(51,618)	$29,312,731		$358,927		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free Index	108	06/18/21	$6,458	$(96,265)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,481,997,263	$—	$—	$4,481,997,263
Money Market Funds	29,312,731	—	—	29,312,731

	$4,511,309,994	$—	$—	$4,511,309,994

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(96,265)	$—	$—	$(96,265)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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